United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/04

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S.. Smith		               Portland, Oregon  		Novermber 15, 2004
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13 Information Table Entry Total:             52
Form 13 Information Table Value Total:             145,625 (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

COLUMN 1	      COLUMN 2	    COLUMN 3	COLUMN 4     		COLUMN 5	         COLUMN 6       COLUMN 7	   COLUMN 8

                      TITLE OF		        VALUE	     		SHRS OR    SH/ PUT    INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER		CLASS        CUSIP      (X$1000)    		PRN AMT   PRN CALL    DISCRETION  MANAGERS      SOLE   SHARED  NONE

AtRoad, Inc		    COM	   04648K105	127		       30000 			      SOLE		30000
AFRICAN BANK		    COM	   6040776      200		       100000			      SOLE		100000
AMERICREDIT CORP            COM    03060R101    7830                   375000			      SOLE		375000
APPLIED SIGNAL TECH.        COM    0382371039   368	               11500			      SOLE		11500
BEAR CREEK MNG              COM    07380N104    35	               110000			      SOLE		110000
BEMA GOLD CORPCMN           COM    08135F107    1340	               420000			      SOLE		420000
BRITESMILE INC              COM    110415205    1330	               122875			      SOLE		122875
CABOT MICRO. ELEC. CRP      COM    12709P103    6199	               171000			      SOLE		171000
CAMECO CORP		    COM	   13321L108	28804		       363500			      SOLE		363500
CENTERRA GOLD INC	    COM    152006102   	758		       51000			      SOLE              51000
COMPANIA DE MINAS  BUENA    COM    204448104    1069	               45000			      SOLE		45000
COPPER MOUNTAIN NET.	    COM	   217510205	200		       57000			      SOLE		57000
CUMBERLAND RES. LTD         COM    23077R100    183	               100000			      SOLE		100000
DENDERON CORP		    COM    24823Q107	147		       17500			      SOLE		17500
DENISON MINES		    COM	   248358103	1628		       205000			      SOLE		205000
DUNDEE METALS   MUT. FUND CLASS A  265269100    106	               20000			      SOLE		20000
ELECTROSTAL MACHINE	    COM	   7340163RU	472		       3250			      SOLE		3250
GOLDEN STAR RESOURCES       COM    381197104    2667	               214400			      SOLE		214400
HAWAIIAN HOLDINGS	    COM    419879101	2926		       475000			      SOLE		475000
HORNBY BAY EXPLORATION	    COM    440916104	462          	       820000			      SOLE		820000
KRISPY KREME DOUGHNUTS INC  COM	   501014104	380		       30000			      SOLE		30000
METAL MANAGEMENT INC.       COM    591097209    1454	               80000			      SOLE		80000
METRIS COMPANIES INC        COM    591598107    2347	               240000			      SOLE		240000
MINEFINDERS CORP. LTD       COM    602900102    579                    84000			      SOLE		84000
NAUTILUS GROUP, INC         COM    639108102    1382	               61150			      SOLE		61150
NETFLIX INC		    COM    64110L106	5597		       363000			      SOLE		363000
NEW CENTURY FINANCIAL       COM    64352D101    26647	               442500          		      SOLE		442500
NEWMONT MNG CORP            COM    651639106    24359	               535000			      SOLE		535000
NVE CORP		    COM	   629445206	4131		       125000			      SOLE		125000
PALADIN RESOURCES    ORD.FULL PD.  6668468	422		       1000000			      SOLE		1000000
PAN AMERICAN SILVER         COM    697900108    5804	               341000			      SOLE		341000
PLACERDOME INC              COM    725906101    6700	               337000			      SOLE		337000
PLAYTEX PRODUCTS	    COM	   72813P100	273		       43400			      SOLE		43400
IBM PUT IBMML EXP 1/22/05   PUT	   4592008ML 	100		       10000			      SOLE		10000
RAE SYSTEMS INC		    COM    75061P102    56		       10000			      SOLE		10000
RANGE RESOURCES CORP.       COM    75281A109    350	               20000			      SOLE		20000
SALTON INC		    COM	   795757103  	63		       10000			      SOLE		10000
SCHNITZER STEEL		    COM	   806882106	324		       10000			      SOLE		10000
SHERRITT INTERNATIONAL COR  COM	   823901103	441	   	       70000			      SOLE		70000
SHUN TAK HOLDING	    COM	   6806633HK	535	  	       1000000			      SOLE		1000000
SIMSGROUP LTD		ORD FULL   000000SMS	300	               30000			      SOLE		30000
SMITH & WESSON HOLDING 	    COM    831756101	24		       15000			      SOLE		15000
SOUTHERN CROSS		    COM	   842902108	953		       890000			      SOLE		890000
STILLWATER MINING CO.       COM    86074Q102    310	               20000			      SOLE		20000
THUNDER ENERGY INC	    COM	   885914101	281		       50000		   	      SOLE		50000
UEX CORP		    COM	   902666106	752		       400000			      SOLE		400000
UNITED AMERICAN HEALTH	    COM	   90934C105	180		       35000			      SOLE		35000
URANIUM RES INC		    COM    916901309	1016		       1355000			      SOLE		1355000
USEC INC		    COM	   90333E108	2904		       280000			      SOLE		280000
WTS/METALS USA EXP10/31/2007WARRANTS 591324116  111	               25000			      SOLE		25000